MARKETABLE SECURITIES (Schedule of Marketable Securities With Contractual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, less than one year	$ 30,108	$ 13,902
Gross unrealized losses, less than one year		(4)
Gross unrealized gains, less than one year	264	106
Market Value, less than one year	30,372	14,004
Amortized cost, over one year through three years	60,251	68,951
Gross unrealized losses, over one year through three years	(50)	(3)
Gross unrealized gains, over one through three years	1,613	1,635
Market Value, over one year through three years	61,814	70,583
Amortized cost, greater than three years	51,656	49,494
Gross unrealized losses, greater than three years	(358)	(140)
Gross unrealized gains, greater than three years	265	1,177
Market value, greater than three years	51,563	50,531
Corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, less than one year	7,848	5,590
Gross unrealized losses, less than one year
Gross unrealized gains, less than one year	41	70
Market Value, less than one year	7,889	5,660
Amortized cost, over one year through three years	22,652	19,278
Gross unrealized losses, over one year through three years	(7)
Gross unrealized gains, over one through three years	481	402
Market Value, over one year through three years	23,126	19,680
Amortized cost, greater than three years	24,198	22,207
Gross unrealized losses, greater than three years	(182)	(102)
Gross unrealized gains, greater than three years	17	364
Market value, greater than three years	24,033	22,469
Foreign banks and government debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, less than one year	22,260	8,312
Gross unrealized losses, less than one year		(4)
Gross unrealized gains, less than one year	223	36
Market Value, less than one year	22,483	8,344
Amortized cost, over one year through three years	37,599	49,673
Gross unrealized losses, over one year through three years	(43)	(3)
Gross unrealized gains, over one through three years	1,132	1,233
Market Value, over one year through three years	38,688	50,903
Amortized cost, greater than three years	27,458	27,287
Gross unrealized losses, greater than three years	(176)	(38)
Gross unrealized gains, greater than three years	248	813
Market value, greater than three years	$ 27,530	$ 28,062